Short-term bonds (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Unsecured super short-term bond with maturity of 365 days issued in August 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	2.50%
Maturity	365 days
Annual effective interest rates	2.91%
Unsecured super short-term bond with maturity of 365 days issued in October 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	2.60%
Maturity	365 days
Annual effective interest rates	3.01%
Unsecured super short-term bond one with maturity of 270 days issued in April 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	2.42%
Maturity	270 days
Annual effective interest rates	2.73%
Unsecured super short-term bond two with maturity of 270 days issued in April 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	2.62%
Maturity	270 days
Annual effective interest rates	2.93%
Unsecured super short-term bond with maturity of 270 days issued in May 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	2.73%
Maturity	270 days
Annual effective interest rates	3.04%
Unsecured super short-term bond with maturity of 270 days issued in July 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	2.50%
Maturity	270 days
Annual effective interest rates	2.81%
Unsecured super short-term bond with maturity of 270 days issued in November 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	2.79%
Maturity	270 days
Annual effective interest rates	3.10%
Unsecured super short-term bond with maturity of 180 days issued in November 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	2.98%
Maturity	180 days
Annual effective interest rates	3.19%
Unsecured super short-term bond with maturity of 270 days issued in December 2016 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	3.45%
Maturity	270 days
Annual effective interest rates	3.78%
Unsecured super short-term bond with maturity of 270 days issued in January 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	3.40%
Maturity	270 days
Annual effective interest rates	3.85%
Unsecured super short-term bond with maturity of 270 days issued in February 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	3.67%
Maturity	270 days
Annual effective interest rates	3.76%
Unsecured super short-term bond with maturity of 180 days issued in March 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Annual interest rate	3.60%
Maturity	180 days
Annual effective interest rates	3.76%
Unsecured super short-term bond with maturity of 90 days issued in April 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	3.60%
Maturity	90 days
Annual effective interest rates	3.68%
Unsecured super short-term bond with maturity of 150 days issued in June 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	4.19%
Maturity	150 days
Annual effective interest rates	4.24%
Unsecured super short-term bond with maturity of 60 days issued in August 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	3.96%
Maturity	60 days
Annual effective interest rates	4.00%
Unsecured super short-term bond with maturity of 180 days issued in October 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.10%
Maturity	180 days
Annual effective interest rates	4.22%
Interest payables	¥ 33,700
Unsecured super short-term bond one with maturity of 180 days issued in November 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	4.19%
Maturity	180 days
Annual effective interest rates	4.35%
Interest payables	¥ 10,800
Unsecured super short-term bond two with maturity of 180 days issued in November 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,000,000
Annual interest rate	4.17%
Maturity	180 days
Annual effective interest rates	4.19%
Interest payables	¥ 4,570
Unsecured super short-term bond with maturity of 90 days issued in December 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.17%
Maturity	90 days
Annual effective interest rates	4.35%
Interest payables	¥ 14,170